Gain and Losses on Derecognition of Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2024
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gain and Losses on derecognition of Financial Assets at Amortized Cost [text block table]	in € m. 2024 2023 2022 Gains 10 5 11 Losses (21) (101) (13) Net gains (losses) from derecognition of financial assets measured at amortized cost (11) (96) (2)